Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventory

	12/31/2018	12/31/2017
Finished goods
Pulp
Domestic	167,317	82,008
Foreign	485,226	198,380
Paper
Domestic	227,303	207,059
Foreign	67,872	67,223
Work in process	52,882	63,797
Raw materials	626,150	399,086
Spare Parts	226,354	180,712

	1,853,104	1,198,265

Schedule of changes in provision for losses

	12/31/2018	12/31/2017

Balance at the beginning of the year	(51,911)	(28,206)
Constitution/Reversal of provisions	(4,732)	(31,482)
Write-off inventories (a)	23,447	7,777

Balance at the end of the year	(33,195)	(51,911)
(a)	In 2018, it refers substantially to the definitive write-off (non-recurring losses) with raw material in the production process.